June 28, 2017
VIA EDGAR
Mr. Patrick Scott, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F. Street NE
Washington, DC 20549
RE:	Thrivent Variable Annuity Account I N-4 Registration Statement 1933 Act File No. 333-216125 Pre-Effective Amendment 1 1940 Act File No. 811-21111 Post-Effective Amendment 24
Dear Mr. Scott:
On behalf of Thrivent Variable Annuity Account I (the “Variable Account,” or “Registrant”), a separate account established by Thrivent Financial for Lutherans (the “Company”) under Wisconsin insurance code, we hereby electronically file on Form N-4, Pre-Effective Amendment No. 1 to the above-referenced registration statement (“Registration Statement”) filed under the Securities Act of 1933, and Post-Effective Amendment No. 24 to the Registration Statement filed under the Investment Company Act of 1940 (collectively the “Amendment”).
The Registrant is filing the Amendment to:
•   reflect changes to the Registration Statement in response to the Commission staff’s (“Staff’s”) comments as described in a May 19, 2017, letter to the Staff, and
•  include any exhibits required by Form N-4 that were not previously filed.
The Registrant represents that the Amendment effects no other material changes to the Registration Statement.
The Registrant requests that the Staff declare the Registration Statement effective as of June 30, 2017, either verbally or through written correspondence.
Please feel free to call me at 920-628-2347 with any questions or comments on the filing.
Respectfully,
/s/ Cynthia K. Mueller
Cynthia K. Mueller
Senior Counsel
Enclosures